12. Property, plant and equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	$ 34,780,893	$ 28,918,329
Additions	6,958,983	5,734,812
Transfers	(596,301)	131,008
Disposals	(215,113)	(3,256)
Property, plant and equipment cost, ending	40,928,462	34,780,893
Property, plant and equipment depreciation, beginning	17,329,224	17,819,012
Depreciation for the year	1,142,555	1,202,107
Transfers		(1,689,989)
Disposals	(110,735)	(1,906)
Property, plant and equipment depreciation, ending	18,361,044	17,329,224
Property, plant and equipment net book value	22,567,418	17,451,669
Lands and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	1,907,294	1,918,978
Additions	6,487	4,552
Transfers	827,701	(16,236)
Disposals	0	0
Property, plant and equipment cost, ending	2,741,482	1,907,294
Property, plant and equipment depreciation, beginning	451,152	442,201
Depreciation for the year	39,640	20,486
Transfers		(11,535)
Disposals	0	0
Property, plant and equipment depreciation, ending	490,792	451,152
Property, plant and equipment net book value	2,250,690	1,456,142
Electric power facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	21,395,820	23,310,921
Additions	813,810	354,830
Transfers	630,401	(2,269,931)
Disposals	(155,202)	0
Property, plant and equipment cost, ending	22,684,829	21,395,820
Property, plant and equipment depreciation, beginning	15,569,606	16,091,252
Depreciation for the year	975,169	1,128,691
Transfers		(1,650,337)
Disposals	(102,606)	0
Property, plant and equipment depreciation, ending	16,442,169	15,569,606
Property, plant and equipment net book value	6,242,660	5,826,214
Wind turbines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	0	0
Additions	0	0
Transfers	3,519,848	0
Disposals	0	0
Property, plant and equipment cost, ending	3,519,848	0
Property, plant and equipment depreciation, beginning	0	0
Depreciation for the year	78,001	0
Transfers		0
Disposals	0	0
Property, plant and equipment depreciation, ending	78,001	0
Property, plant and equipment net book value	3,441,847	0
Gas turbines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	5,688,004	1,817,315
Additions	191,953	1,356,837
Transfers	(568,017)	2,513,852
Disposals	0	0
Property, plant and equipment cost, ending	5,311,940	5,688,004
Property, plant and equipment depreciation, beginning	0	0
Depreciation for the year	0	0
Transfers		0
Disposals	0	0
Property, plant and equipment depreciation, ending	0	0
Property, plant and equipment net book value	5,311,940	5,688,004
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	4,252,242	289,497
Additions	5,924,697	3,982,113
Transfers	(5,006,234)	(19,368)
Disposals	(49,988)	0
Property, plant and equipment cost, ending	5,120,717	4,252,242
Property, plant and equipment depreciation, beginning	0	0
Depreciation for the year	0	0
Transfers		0
Disposals	0	0
Property, plant and equipment depreciation, ending	0	0
Property, plant and equipment net book value	5,120,717	4,252,242
Others
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	1,537,533	1,581,618
Additions	22,036	36,480
Transfers	0	(77,309)
Disposals	(9,923)	(3,256)
Property, plant and equipment cost, ending	1,549,646	1,537,533
Property, plant and equipment depreciation, beginning	1,308,466	1,285,559
Depreciation for the year	49,745	52,930
Transfers		(28,117)
Disposals	(8,129)	(1,906)
Property, plant and equipment depreciation, ending	1,350,082	1,308,466
Property, plant and equipment net book value	$ 199,564	$ 229,067